Charter arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Charter arrangements [Abstract]
Shipping Revenues
The below table details the Company’s shipping revenues:

(Dollars in thousands)	2020	2019	2018
Time charter revenues*	$182,663	$57,472	$64,462
Voyage charter revenues	508,375	477,595	311,480
Shipping revenues	$691,039	$535,068	$375,941

*
2020 and 2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $33,224 thousand and $14,826 thousand, respectively, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.

Vessel Employment
The following summarizes the Company’s vessel employment as of December 31, 2020

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q3 2021
DHT Bauhinia	Time charter	Q1 2021
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Time charter	Q3 2022
DHT Condor	Spot
DHT Edelweiss	Time charter	Q1 2021
DHT Europe	Time charter	Q1 2021
DHT Falcon	Spot
DHT Hawk	Time charter	Q1 2021
DHT Jaguar	Spot
DHT Lake	Time charter	Q1 2021
DHT Leopard	Spot
DHT Lion	Time charter	Q1 2021
DHT Lotus	Spot
DHT Mustang	Time charter	Q2 2021
DHT Opal	Time charter	Q3 2021
DHT Panther	Spot
DHT Peony	Time charter	Q1 2021
DHT Puma	Time charter	Q1 2021
DHT Raven	Time charter	Q1 2021
DHT Redwood	Time charter	Q1 2021
DHT Scandinavia	Spot
DHT Stallion	Time charter	Q2 2022
DHT Sundarbans	Time charter with profit sharing	Q4 2021
DHT Taiga	Time charter with profit sharing	Q4 2022
DHT Tiger	Spot

Future Charter Payments
The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands) Year	Amount
2021	$99,264
2022	23,049
2023	—
2024	—
Thereafter	—
Net charter payments	$122,313

Contract Balances
Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

(Dollars in thousands)	2020	2019	2018
Capitalized voyage expense	$1,039	$4,151	$1,633